INCOME TAXES	12 Months Ended
Apr. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11 - INCOME TAXES

The provision for income taxes from continuing operations for the years ended April 30, 2017 and 2016 is summarized as follows:

	Years Ended
	April 30,
	2017	2016
Current
Federal	$—	$—
State	1,632	1,706
Foreign	—	—
Totals	1,632	1,706
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Totals	—	—
Total provision for income taxes (benefits)	$1,632	$1,706

The actual provision for income taxes from continuing operations reflected in the consolidated statements of operations for the years ended April 30, 2017 and 2016 differs from the provision computed at the federal statutory tax rates. The principal differences between the statutory income tax and the actual provision for income taxes are summarized as follows:

	Years Ended
	April 30,
	2017	2016
Expected tax (benefit) provision at statutory rate (34%)	$(413,337)	$(1,233,531)
State and local taxes, net of federal tax benefit	(684,228)	(675,924)
Valuation allowance	1,300,959	1,288,447
Deferred tax true-up	(320,038)
Write-off of foreign tax credits	—	265,600
Inducement Expense	—	136,000
Permanent differences	118,276	1,706
Other	—	219,408
Totals	$1,632	$1,706

Deferred tax assets and liabilities are provided for the effects of temporary difference between tax basis of an asset or liability and its reported amount in the consolidated balance sheets. These temporary differences result in taxable or deductible amounts in future years.

The components of the Company’s deferred tax assets and liabilities are as follows:

	April 30, 2017	April 30, 2016
Deferred tax assets:
Allowance for doubtful accounts	$100,989	$36,165
Bonus and vacation accruals	45,319	53,727
Non-qualified stock options	1,422,692	1,135,090
Valuation allowance	(1,569,000)	(1,224,973)
Deferred tax assets-current	—	—
Capital loss carryforward	4,768,005	4,126,345
Property and equipment	(12,725)	43,948
Net operating loss carryforward	12,962,521	12,590,576
Valuation allowance	(17,717,801)	(16,760,869)
Deferred tax assets (liabilities)-long term	—	—
Net deferred tax assets (liabilities)	—	$—

At April 30, 2017, the Company has net operating loss carryforwards for Federal tax purposes approximating $32.1 million expiring in varying amount beginning in 2023 through 2037. The Company also has net operating loss carryforwards in multiple states approximating $32.8 million and expiring in varying amounts beginning in 2023 through 2037. However, the future use of some or all of such carried forward domestic losses may be limited by Sec. 382 of Internal Revenue Code in the event of an ownership change.

The Company considers past performance, expected future taxable income and prudent and feasible tax planning strategies in assessing the amount of the valuation allowance. The Company’s forecast of expected future taxable income is based over such future periods that it believes can be reasonably estimated. Based on its analysis as of April 30, 2017, the Company increased its valuation allowance by approximately $1.3 million on its deferred tax assets. Due to the uncertainty of recognizing a tax benefit on loss carryforwards, the Company has provided a valuation allowance of approximately $19.3 million at April 30, 2017.

At April 30, 2017, the Company’s net deferred tax assets are fully offset by a valuation allowance. The Company continues to analyze the realizability of its deferred tax assets on a regular basis.

Accounting for uncertainty in income taxes requires uncertain tax positions to be classified as non-current income tax liabilities unless they are expected to be paid within one year. The Company has concluded that there are no uncertain tax positions requiring recognition in its consolidated financial statements as of April 30, 2017 and 2016. The Company recognizes interest accrued related to unrecognized tax benefits in interest expense. For the years ended April 30, 2017 and 2016 there was no interest expense relating to unrecognized tax benefits.

The Company and its domestic subsidiaries file a U.S. federal consolidated income tax return. The U.S. federal statute of limitations remains open for the years April 30, 2014 and thereafter. State income tax returns are generally subject to examination for a period of 3 to 5 years after filing the respective return. The Company is not currently under examination by any taxing authority.